Secured Borrowings (Tables)	12 Months Ended
Dec. 31, 2010
Secured Borrowings
Secured Borrowings

	Maturity	2009						2010
		Secured Borrowings		Collateral				Secured Borrowings		Collateral
				Loans(1)		Securities				Loans(1)		Securities
	(in millions of Won)
Work & Joy 2007-1 Securitization Specialty Co.	2012	(Won)	260,300	(Won)	—	(Won)	400,300	(Won)	70,300	(Won)	—	(Won)	190,300
2.76%~6.43% ABCP and collateralized bond obligation
Shinhan Card 2010-1 Asset Securitisation Specialty Co., Ltd.	2015		—		—		—		334,350		562,458		—
3.09% collateralized bond obligation
Midas the 1st Co., Ltd.	2011		—		—		—		270,000		500,000		—
3.18% Asset-Backed Commercial Papers
Midas the 2nd Co., Ltd.	2011		—		—		—		250,000		500,000		—
3.18% Asset-Backed Commercial Papers
Frontier 9th Securitization Specialty Co., Ltd.	2010		8,500		—		16,500		—		—		—
4.31%~7.00% ABCP and collateralized bond obligation
NEODWC the 2nd Co., Ltd.	2011		400,050		—		400,000		200,050		—		200,000
3.18%~ 6.30% ABCP and collateralized bond obligation
JR First Co., Ltd	2011		—		—		—		10,000		60,000		—
3.16% Asset-Backed Commercial Papers
Costone Delta Co., Ltd.	2011		1,751		—		1,751		1,708		—		—
10.00% collateralized bond obligation
I-Clover Co., Ltd	2012		560,000		494,776		932,978		90,215		910,490		269,155
3.01%~3.65% Asset-Backed Commercial Papers
Shinhan 8th Securitization Specialty Co., Ltd.	2010		4,982		11,655		—		—		—		—
8.50%~8.90% collateralized bond obligation
Shinhan Mortgage 1st Securitization Specialty Co., Ltd.	2039		566,037		588,695		—		391,545		335,911		—
6.00% collateralized bond obligation
NEODWC the 3rd Co., Ltd.	2013		60,049		—		200,000		50,050		—		200,000
3.01%~8.00% ABCP and collateralized bond obligation
Credipia 2005 Plus Two Asset Securitization Specialty Company	2010		206,288		714,604		—		—		—		—
5.45% collateralized bond obligation
Incheon Dogaegong ther 1st Co., Ltd.	2011		—		—		—		400,000		400,000		—
2.90%~3.11% Asset-Backed Commercial Papers
Credipia 2006 Plus One A,B Asset Securitization Specialty Company	2010		467,247		751,214		—		—		—		—
4.58%~6.29% collateralized bond obligation
Shinhan Card 2007-1 Asset Securitisation Specialty Co., Ltd.	2011		277,500		441,139		—		92,500		510,410		—
7.00% collateralized bond obligation
Shinhan Card 2007-2 Asset Securitisation Specialty Co., Ltd.	2011		277,200		532,188		—		138,600		546,122		—
7.00% collateralized bond obligation
Shinhan Card 2008-1 Asset Securitisation Specialty Co., Ltd.	2012		320,658		540,361		—		160,008		550,005		—
4.76% collateralized bond obligation
SHC 2008 Asset Securitization Specialty Co.	2012		350,000		754,543		—		350,000		778,271		—
8.97% collateralized bond obligation
Good Invest 2nd Co., Ltd.	2010		61,049		—		59,876		—		—		—
3.62%~9.00% ABCP and collateralized bond obligation
Shinhan Mortgage 2nd Securitization Specialty Co., Ltd.	2040		467,040		561,185		—		332,352		467,712		—
6.00% collateralized bond obligation
KAMCO Value Recreation 6th Securitization Specialty Co., Ltd.	2012		2,181		5,768		—		2,181		4,524		—
5.14% collateralized bond obligation
KAMCO Value Recreation 11th Securitization Specialty Co., Ltd.	2013		—		—		—		17,432		71,435		—
5.22% collateralized bond obligation													—
Shift First Co., Ltd	2011		300,000		300,000		—		250,000		300,000		—
3.03% Asset-Backed Commercial Papers
LH MY Home Securitization Specialty L.L.C.	2020		—		—		—		955,775		—		1,000,000
3.45%~5.04% collateralized bond obligation
Edulove-BTL Co., Ltd	2014		—		—		—		7,112		156,645		—
3.01%~9.80% ABCP and collateralized bond obligation
IB-PF Tree Co., Ltd	2013		—		—		—		102		92,993		—
7.50% collateralized bond obligation
SH Infra-Value Co., Ltd	2014		—		—		—		141,241		291,867		—
12.00% collateralized bond obligation
Hanshin 1st Securitization Specialty L.L.C.	2013		—		—		—		50,000		—		50,000
4.90%~6.17% collateralized bond obligation
Euljiro Kim’s Frist Co., Ltd	2011		—		—		—		70,049		70,000		—
4.39% Asset-Backed Commercial Papers
Securities sold under repurchase agreements	2029		3,353,558		—		4,340,666		3,660,326		—		4,493,611
0.06%~11.5%

		(Won)	7,944,390	(Won)	5,696,128	(Won)	6,352,071	(Won)	8,295,896	(Won)	7,108,843	(Won)	6,403,066

Note:

(1)	Represents the carrying amounts, exclusive of the related allowance for loan losses of (Won)19,207 million and (Won)100,670 million as of December 31, 2009 and 2010, respectively.